Document and Entity Information	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Entity Registrant Name	GTJ REIT, INC.
Entity Central Index Key	0001368757
Entity File Number	333-136110
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-5188065
Entity Address, Address Line One	1399 Franklin Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	516
Local Phone Number	693-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false